UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund
Prospectus

August 28, 2007, as revised July 18, 2008

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the funds’ shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

Not FDIC Insured. May lose value. No bank guarantee.

Contents

The funds
What every investor should know about the funds

UBS Select Prime Investor Fund
Investment objective, strategies and risks	1
Performance	3
Expenses and fee tables	5

UBS Select Treasury Investor Fund
Investment objective, strategies and risks	7
Performance	9
Expenses and fee tables	11

UBS Select Tax-Free Investor Fund
Investment objective, strategies and risks	13
Performance	14
Expenses and fee tables	15

More about risks and investment strategies	17

Your investment
Information for managing your fund account
Managing your fund account	20
—Buying shares
—Selling shares
—Exchanging shares
—Transfer of account limitations
—Additional information about your account
—Market timing
—Pricing and valuation

Additional information
Additional important information about the funds
Management	27
Dividends and taxes	29
Disclosure of portfolio holdings	31
Financial highlights	32
Appendix A: Additional information regarding purchases and redemptions	A-1
Where to learn more about the funds	Back cover

Please find the UBS family of funds privacy notice inside the back of this prospectus.

The funds are not a complete or balanced investment program.

UBS Global Asset Management

UBS Select Prime Investor Fund

Investment objective, strategies and risks

Fund objective
Maximum current income consistent with liquidity and the preservation of capital.

Principal investment strategies
The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The fund seeks to achieve its objective by investing in a diversified portfolio of high quality money market instruments of governmental and private issuers.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in US dollars.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) acts as the investment advisor and administrator for the fund. As investment advisor, UBS Global AM makes the fund’s investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Principal risks
An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

•	Credit risk—Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

•	Foreign investing risk—The value of the fund’s investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund’s foreign investments must be denominated in US dollars, it generally is not subject to the risk of changes in currency valuations.

•	Government securities risk—There are different types of US government securities with different levels of credit risk. Some US government securities are issued or guaranteed by the

UBS Global Asset Management	1

UBS Select Prime Investor Fund

US Treasury and are supported by the full faith and credit of the United States. Other types of US government securities are supported by the full faith and credit of the United States (but not issued by the US Treasury). These securities have the lowest credit risk. Still other types of US government securities are: (1) supported by the ability of the issuer to borrow from the US Treasury; (2) supported only by the credit of the issuing agency, instrumentality or government-sponsored corporation; (3) supported by pools of assets (e.g., mortgage-backed securities); or (4) supported by the United States in some other way. Certain US government securities are riskier than others. The relative level of risk depends on the nature of the particular security. A US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are riskier than those that are.

•	Interest rate risk—The value of the fund’s investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

More information about the risks of an investment in the fund is provided below in “More about risks and investment strategies.”

2	UBS Global Asset Management

UBS Select Prime Investor Fund

Performance

Risk/return bar chart and table
The following bar chart and table give some indication of the risks of an investment in the fund based on the performance of UBS Select Prime Institutional Fund (formerly UBS Select Money Market Fund). The fund had not commenced operations prior to the date of this prospectus. However, the fund would have similar performance because UBS Select Prime Institutional Fund’s performance history also can be attributed to the master fund in which the fund invests.

The bar chart shows how the performance of UBS Select Prime Institutional Fund has varied from year to year. The bar chart does not reflect the higher expenses of the fund because of its distribution, shareholder servicing and other different fee and expense arrangements. If it did, the total returns shown would be lower by approximately 0.57% each year. The bar chart also does not reflect the lower expenses of the fund due to the fee waiver/expense reimbursement agreement which will be in effect for at least its first year of operations. If it did, total returns shown would be lower by less than 0.57%.

The table that follows the bar chart shows the average annual returns over various time periods for UBS Select Prime Institutional Fund, adjusted to reflect the higher fees and estimated expenses of the fund.

The past performance does not necessarily indicate how the fund will perform in the future.

Total return

Total return January 1 to June 30, 2007: 2.60%
Best quarter during years shown: 3rd quarter, 2000: 1.66%
Worst quarter during years shown: 1st quarter, 2004: 0.23%

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UBS Select Prime Investor Fund

Average annual total returns*
as of December 31, 2006

One year	4.40%
Five years	1.85%
Life of fund**	3.00%

*	The fund’s performance reflects the performance of UBS Select Prime Institutional Fund, as explained above. The historical performance data has been adjusted downward to reflect the higher fees of the fund resulting from its distribution, shareholder servicing and other different fee and expense arrangements. The performance data does not reflect the lower expenses of the fund resulting from the fee waiver agreement. If it did, total returns would be higher.
**	The inception date for UBS Select Prime Institutional Fund is August 10, 1998.

4	UBS Global Asset Management

UBS Select Prime Investor Fund

Expenses and fee tables

Fees and expenses  These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder transaction expenses  (fees paid directly from your investment when you buy or sell fund shares):

Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		None
Maximum Deferred Sales Charge (Load) (as a % of offering price)		None
Annual fund operating expenses (expenses that are deducted from fund assets):*

Management fees**		0.20%
Distribution (12b-1) fees		0.25%
Other expenses***
Shareholder servicing fee	0.25%
Miscellaneous expenses	0.05%

		0.30%

Total annual fund operating expenses		0.75%

Less management fee waiver/expense reimbursements†		0.05%

Net expenses†		0.70%

*	The fund invests in securities through an underlying master fund, Prime Master Fund. This table reflects the direct expenses of the fund and its share of expenses of Prime Master Fund. (A further discussion of the relationship between the fund and the master fund appears in the “Master-feeder structure” section of this prospectus under “Management.”)
**	Management fees are based on estimated fund assets under management of less than $30 billion during the fund’s first fiscal year of operations. Management fees include fees allocated from Prime Master Fund and are comprised of investment advisory and administration fees.
***	Expenses are based on estimated amounts for the fund’s first fiscal year of operations.
†	The fund and UBS Global AM have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees and/or reimburse the fund so that the fund’s ordinary net expenses through August 31, 2009 (excluding interest expense, if any, and extraordinary expenses) would not exceed 0.70%. The fund has agreed to repay UBS Global AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the fund’s expenses in any of those three years to exceed this expense cap.

UBS Global Asset Management	5

UBS Select Prime Investor Fund

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain at the expense levels shown in the table above except for the period when the fund’s expenses are lower due to its fee waiver/expense reimbursement agreement. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years

$72	$235	$412	$926

6	UBS Global Asset Management

UBS Select Treasury Investor Fund

Investment objective, strategies and risks

Fund objective
Maximum current income consistent with liquidity and the preservation of capital.

Principal investment strategies
The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. Under normal circumstances, the fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities issued by the US Treasury and in related repurchase agreements. However, under normal circumstances the fund expects to invest substantially all of its assets in securities issued by the US Treasury and in related repurchase agreements. The fund may invest a significant percentage of its assets in repurchase agreements. Repurchase agreements involve transactions in which the fund purchases securities issued by the US Treasury and simultaneously commits to resell them to the same counterparty at a future time and at a price reflecting a market rate of interest. While income earned by the fund’s direct investments in securities issued by the US Treasury may qualify for favorable state and local income taxation, income related to repurchase agreements may not be so advantaged. Investing in repurchase agreements may permit the fund quickly to take advantage of increases in short-term rates.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) acts as the investment advisor and administrator for the fund. As investment advisor, UBS Global AM makes the fund’s investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Principal risks
An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

•	Credit risk—Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

UBS Global Asset Management	7

UBS Select Treasury Investor Fund

•	Government securities risk—There are different types of US government securities with different levels of credit risk. Some US government securities are issued or guaranteed by the US Treasury and are supported by the full faith and credit of the United States. Other types of US government securities are supported by the full faith and credit of the United States (but not issued by the US Treasury). These securities have the lowest credit risk. Still other types of US government securities are: (1) supported by the ability of the issuer to borrow from the US Treasury; (2) supported only by the credit of the issuing agency, instrumentality or government-sponsored corporation; (3) supported by pools of assets (e.g., mortgage-backed securities); or (4) supported by the United States in some other way. Certain US government securities are riskier than others. The relative level of risk depends on the nature of the particular security. A US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are riskier than those that are.

•	Interest rate risk—The value of the fund’s investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

More information about the risks of an investment in the fund is provided below in “More about risks and investment strategies.”

8	UBS Global Asset Management

UBS Select Treasury Investor Fund

Performance

Risk/return bar chart and table
The following bar chart and table give some indication of the risks of an investment in the fund based on the performance of UBS Select Treasury Institutional Fund (formerly UBS Select Treasury Fund). The fund had not commenced operations prior to the date of this prospectus. However, the fund would have similar performance because UBS Select Treasury Institutional Fund’s performance history also can be attributed to the master fund in which the fund invests.

The bar chart shows how the performance of UBS Select Treasury Institutional Fund has varied from year to year. The bar chart does not reflect the higher expenses of the fund because of its distribution, shareholder servicing and other different fee and expense arrangements. If it did, the total returns shown would be lower by approximately 0.57% each year. The bar chart also does not reflect the lower expenses of the fund due to the fee waiver/expense reimbursement agreement which will be in effect for at least its first year of operations. If it did, total returns shown would be lower by less than 0.57%.

The table that follows the bar chart shows the average annual returns over various time periods for UBS Select Treasury Institutional Fund, adjusted to reflect the higher fees and estimated expenses of the fund.

The past performance does not necessarily indicate how the fund will perform in the future.

Total return

Total return January 1 to June 30, 2007: 2.53%
Best quarter during years shown: 4th quarter, 2006: 1.29%
Worst quarter during years shown: 1st quarter, 2005: 0.54%

UBS Global Asset Management	9

UBS Select Treasury Investor Fund

Average annual total returns*
as of December 31, 2006

One year	4.24%
Life of fund**	2.56%

*	The fund’s performance reflects the performance of UBS Select Treasury Institutional Fund as explained above. The historical performance data has been adjusted downward to reflect the higher fees of the fund resulting from its distribution, shareholder servicing and other different fee and expense arrangements. The performance data does not reflect the lower expenses of the fund resulting from the fee waiver/expense reimbursement agreement. If it did, the total returns shown would be higher.
**	The inception date for UBS Select Treasury Institutional Fund is March 23, 2004.

10	UBS Global Asset Management

UBS Select Treasury Investor Fund

Expenses and fee tables

Fees and expenses  These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder transaction expenses  (fees paid directly from your investment when you buy or sell fund shares):

Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		None
Maximum Deferred Sales Charge (Load) (as a % of offering price)		None
Annual fund operating expenses (expenses that are deducted from fund assets):*

Management fees**		0.20%
Distribution (12b-1) fees		0.25%
Other expenses***
Shareholder servicing fee	0.25%
Miscellaneous expenses	0.05%

		0.30%

Total annual fund operating expenses		0.75%

Less management fee waiver/expense reimbursements†		0.05%

Net expenses†		0.70%

*	The fund invests in securities through an underlying master fund, Treasury Master Fund. This table reflects the direct expenses of the fund and its share of expenses of Treasury Master Fund. (A further discussion of the relationship between the fund and the master fund appears in the “Master-feeder structure” section of this prospectus under “Management.”)
**	Management fees are based on estimated fund assets under management of less than $30 billion during the fund’s first fiscal year of operations. Management fees include fees allocated from Treasury Master Fund and are comprised of investment advisory and administration fees.
***	Expenses are based on estimated amounts for the fund’s first fiscal year of operations.
†	The fund and UBS Global AM have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees and/or reimburse the fund so that the fund’s ordinary net expenses through August 31, 2009 (excluding interest expense, if any, and extraordinary items) would not exceed 0.70%. The fund has agreed to repay UBS Global AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the fund’s expenses in any of those three years to exceed this expense cap.

UBS Global Asset Management	11

UBS Select Treasury Investor Fund

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain at the expense levels shown in the table above except for the period when the fund’s expenses are lower due to its fee waiver/expense reimbursement agreement. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years

$72	$235	$412	$926

12	UBS Global Asset Management

UBS Select Tax-Free Investor Fund

Investment objective, strategies and risks

Fund objective
Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital.

Principal investment strategies
The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The fund seeks to achieve its objective by investing in a diversified portfolio of high quality, municipal money market instruments.

Under normal circumstances, the fund will invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in investments, the income from which is exempt from federal income tax. Under normal circumstances, the fund may invest only up to 20% of its net assets in municipal securities that pay interest that is an item of tax preference for purposes of the alternative minimum tax.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) acts as the investment advisor and administrator for the master fund and administrator for the fund. As investment advisor, UBS Global AM makes the master fund’s investment decisions. UBS Global AM selects money market instruments for the master fund based on its assessment of relative values and changes in market and economic conditions.

Principal risks
An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

•	Credit risk—Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

•	Interest rate risk—The value of the fund’s investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

More information about the risks of an investment in the fund is provided below in “More about risks and investment strategies.”

UBS Global Asset Management	13

UBS Select Tax-Free Investor Fund

Performance

There is no performance information quoted for the fund as the fund has not yet operated for a full calendar year as of the date of this prospectus.

14	UBS Global Asset Management

UBS Select Tax-Free Investor Fund

Expenses and fee tables

Fees and expenses  These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder transaction expenses  (fees paid directly from your investment when you buy or sell fund shares):

Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		None
Maximum Deferred Sales Charge (Load) (as a % of offering price)		None
Annual fund operating expenses (expenses that are deducted from fund assets):*

Management fees**		0.20%
Distribution (12b-1) fees		0.25%
Other expenses***
Shareholder servicing fee	0.25%
Miscellaneous expenses	0.05%

		0.30%

Total annual fund operating expenses†		0.75%

Less management fee waiver/expense reimbursements††		0.05%

Net expenses†,††		0.70%

*	The fund invests in securities through an underlying master fund, Tax-Free Master Fund. This table reflects the direct expenses of the fund and its share of expenses of Tax-Free Master Fund. (A further discussion of the relationship between the fund and the master fund appears in the “Master-feeder structure” section of this prospectus under “Management.”)
**	Management fees are based on estimated fund assets under management of less than $30 billion during the fund’s first fiscal year of operations. Management fees include fees allocated from Tax-Free Master Fund and are comprised of investment advisory and administration fees.
***	Expenses are based on estimated amounts for the fund’s first fiscal year of operations.
†	UBS Global AM has voluntarily agreed to waive its entire fee for advisory and administration services provided to Tax-Free Master Fund (approximately 0.10%) through August 31, 2008. The fund will continue to bear an administrative fee and other expenses at the feeder fund level. As a result, the fund’s ordinary net expenses will be 0.60% through August 31, 2008.
††	The fund and UBS Global AM have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees and/or reimburse the fund so that the total operating expenses of the fund through August 31, 2009 (excluding interest expense, if any, and extraordinary items) would not exceed 0.70%. The fund has agreed to repay UBS Global AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the fund’s expenses in any of those three years to exceed this expense cap.

UBS Global Asset Management	15

UBS Select Tax-Free Investor Fund

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain at the expense levels shown in the table above except for the period when the fund’s expenses are lower due to its fee waiver/expense reimbursement agreement. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years

$72	$235

16	UBS Global Asset Management

More about risks and investment strategies

Principal risks
The main risks of investing in the funds are described below. Not all of these risks apply to each fund. You can find a list of the main risks that apply to each fund under the “Investment objective, strategies and risks” heading for that fund.

Other risks of investing in a fund, along with further details about some of the risks described below, are discussed in the funds’ Statement of Additional Information (“SAI”). Information on how you can obtain the SAI can be found on the back cover of this prospectus.

Credit risk. Credit risk is the risk that the issuer of a money market instrument will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a money market instrument’s value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even the highest quality money market instruments are subject to some credit risk.

Foreign investing risk. UBS Select Prime Investor Fund may invest in foreign money market instruments that are denominated in US dollars. Foreign investing may involve risks relating to political, social and economic developments abroad to a greater extent than investing in the securities of US issuers. In addition, there are differences between US and foreign regulatory requirements and market practices.

Government securities risk. Various types of US government securities have different levels of credit risk. Credit risk is the risk that the issuer will not make principal or interest payments when they are due. Some US government securities are issued or guaranteed by the US Treasury and are supported by the full faith and credit of the United States. Other types of US government securities are supported by the full faith and credit of the United States (but not issued by the US Treasury). These securities have the lowest credit risk. Still other types of US government securities are: (1) supported by the ability of the issuer to borrow from the US Treasury; (2) supported only by the credit of the issuing agency, instrumentality or government-sponsored corporation; (3) supported by pools of assets (e.g., mortgage-backed securities); or (4) supported by the United States in some other way. A fund may invest in securities in any of these categories. A fund may invest in securities issued by government-sponsored enterprises that, although chartered or sponsored by Acts of Congress, issue securities that are neither insured nor guaranteed by the US government. For example, debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”), and the Federal Home Loan Banks (“FHLBs”), are neither insured nor guaranteed by the US government.

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Interest rate risk. The value of money market instruments generally can be expected to fall when short-term interest rates rise and to rise when short-term interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of a fund’s investments will fall. Also, a fund’s yield will tend to lag behind changes in prevailing short-term interest rates. This means that a fund’s income will tend to rise more slowly than increases in short-term interest rates. Similarly, when short-term interest rates are falling, a fund’s income generally will tend to fall more slowly.

Additional risk
Political risk. With respect to UBS Select Tax-Free Investor Fund, political or regulatory developments could adversely affect the tax-exempt status of interest paid on municipal securities or the tax-exempt status of a municipal money market fund’s dividends. These developments could also cause the value of a fund’s municipal money market instruments to fall.

Structured security risk. UBS Select Prime Investor Fund and UBS Select Tax-Free Investor Fund may purchase securities representing interests in underlying assets, but structured to provide certain advantages not inherent in those assets (e.g., enhanced liquidity and yields linked to short-term interest rates). If those securities behaved in a way that UBS Global AM did not anticipate, or if the security structures encountered unexpected difficulties, either fund could suffer a loss.

Additional information about investment strategies
Like all money market funds, the funds are subject to maturity, quality and diversification requirements designed to help them maintain a stable price of $1.00 per share. The funds’ investment strategies are designed to comply with these requirements. The funds may invest in high quality, short-term, US dollar-denominated money market instruments paying a fixed, variable or floating interest rate.

UBS Global AM may use a number of professional money management techniques to respond to changing economic and money market conditions and to shifts in fiscal and monetary policy. These techniques include varying each fund’s composition and weighted average maturity based upon UBS Global AM’s assessment of the relative values of various money market instruments and future interest rate patterns. UBS Global AM also may buy or sell money market instruments to take advantage of yield differences.

Each fund may invest to a limited extent in shares of similar money market funds.

The funds may maintain a rating from one or more rating agencies that provide ratings on money market funds. There can be no assurance that a fund will maintain any particular rating or maintain it with a particular rating agency. To maintain a rating, UBS Global AM may manage a fund more conservatively than if it were not rated.

As noted above, under normal circumstances, UBS Select Treasury Investor Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities issued by the US Treasury and repurchase agreements relating to those instruments. UBS Select Treasury Investor Fund’s 80% policy is a “non-fundamental” policy. This means that this

18	UBS Global Asset Management

investment policy may be changed by the fund’s board without shareholder approval. However, UBS Select Treasury Investor Fund has also adopted a policy to provide its shareholders with at least 60 days’ prior written notice of any change to the 80% investment policy.

As noted above, under normal circumstances, UBS Select Tax-Free Investor Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in investments the income from which is exempt from federal income tax. UBS Select Tax-Free Investor Fund’s 80% policy is a “fundamental policy.” This means that the fund may not deviate from its 80% policy without the approval of its shareholders.

Defensive positions for UBS Select Tax-Free Investor Fund. During adverse market conditions or when UBS Global AM believes there is an insufficient supply of the municipal securities in which Tax-Free Master Fund primarily invests, the fund may temporarily invest in other types of municipal securities or may invest in money market instruments that pay taxable interest. These investments may not be consistent with achieving the fund’s investment objective during the periods that they are held.

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Managing your fund account

The following pages tell you how to buy, sell and exchange shares of each fund.

Buying shares
The funds accept the settlement of purchase orders only in available federal funds deposited by a commercial bank in an account at a Federal Reserve Bank, which can be transferred to a similar account of another bank in one day and may be made immediately available to a fund through its custodian.

You may buy fund shares through financial intermediaries who are authorized to accept purchase orders on behalf of the funds. If you buy fund shares through a financial intermediary who holds them in its own name on your behalf (in “street name”), the financial intermediary is responsible for sending the order to the transfer agent. You may not call the funds’ transfer agent directly if your shares are held in “street name,” but should direct all your requests to buy, sell or exchange shares directly to your financial intermediary.

You may also buy fund shares directly by calling the funds’ transfer agent, PNC Global Investment Servicing, at 1-888-547 FUND and speaking to a representative. If you buy fund shares directly, you will need to complete an account application in connection with your initial purchase. You can get a copy of the application from UBS Global Asset Management (US) Inc. (“UBS Global AM (US)”) or a financial intermediary or by calling the transfer agent toll-free 1-888-547 FUND.

You buy shares at the net asset value next determined after receipt of your purchase order in good form by the transfer agent. A fund must receive payment on the same day. Your purchase order will be effective only if (1) you or your financial intermediary wires payment in federal funds on the same business day that you place your order, and (2) the wire is actually credited to the fund’s bank account by a Federal Reserve Bank on that day. Otherwise, the order will be rejected. A business day is any day on which the Federal Reserve Bank of New York, the New York Stock Exchange (“NYSE”), and the principal bond markets (as recommended by the Securities Industry and Financial Markets Association (“SIMFA”)) are open. (Holidays are listed on Appendix A to this prospectus.)

Orders to buy shares received by the fund’s transfer agent before 9:00 a.m. (Eastern time) will normally be executed as of 9:00 a.m. (Eastern time). Orders received after 9:00 a.m. (Eastern time) but before noon (Eastern time) will normally be executed as of noon (Eastern time). Orders for UBS Select Tax-Free Investor Fund received after noon (Eastern time) but before 2:00 p.m. (Eastern time) will normally be executed before 2:00 p.m. (Eastern time). UBS Select Tax-Free Investor Fund does not accept purchase orders received after 2:00 p.m. (Eastern time). For UBS Select Prime Investor Fund and UBS Select Treasury Investor Fund, orders received after noon (Eastern time) but before 2:30 p.m. (Eastern time) will normally be executed as of 2:30 p.m. (Eastern time). For UBS Select Prime Investor Fund and UBS Select Treasury Investor Fund, orders received after

20	UBS Global Asset Management

2:30 p.m. (Eastern time) but before 5:00 p.m. (Eastern time) will normally be executed as of 5:00 p.m. (Eastern time). Financial intermediaries may impose additional guidelines for when orders must be placed.

A fund may advance the time by which orders to buy or sell its shares must be received by the transfer agent on any day that the NYSE closes early because trading has been halted for the day. UBS Select Prime Investor Fund and UBS Select Treasury Investor Fund will advance the final time by which orders to buy or sell shares must be received by the transfer agent to 3:00 p.m. (Eastern time) on those days that SIFMA has recommended that the bond markets close early. Similarly, UBS Select Tax-Free Investor Fund will advance the final time by which orders to buy shares must be received by the transfer agent to noon (Eastern time) on those days that SIFMA has recommended that the bond markets close early. (The normal deadline for redemptions for the Tax-Free Fund is noon (Eastern time).) Appendix A to this prospectus lists the SIFMA US holiday recommendations schedule for the remainder of 2007 and for 2008. These days generally occur on the afternoon of a business day prior to a national holiday.

The funds, UBS Global AM and UBS Global AM (US) have the right to reject a purchase order and to suspend the offering of fund shares for a period of time or permanently. UBS Global AM (US) may return without notice money wired to a fund if the investor fails to place a corresponding share purchase order.

Wire instructions. You may instruct your bank to transfer federal funds by wire to:

PNC Bank
Philadelphia, PA
ABA #0310-0005-3

BNF: Mutual Fund Services A/C 8614973575
RE: Purchase shares of (insert name of fund)
FFC: (Name of Account and Account Number)

You should not wire money directly to the fund’s transfer agent if your shares are held in “street name,” as described above in “Buying shares.” A financial intermediary or your bank may impose a service charge for wire transfers.

Minimum investment. The funds have no minimum investment requirement for initial purchases. Financial intermediaries may impose their own minimum investment requirement for their clients. Direct purchasers may invest in the funds only if they have a relationship with a financial intermediary who has entered into a shareholder servicing agreement with UBS Global AM (US). Subsequent purchases, and purchases through exchanges, are not subject to a fund imposed minimum investment level. Please note that if you invest through a financial intermediary, a subsequent purchase may be subject to a minimum investment level. Please ask your financial intermediary about any initial or subsequent purchase requirements it may impose.

The funds may impose minimum investment requirements at any time. Investments must be denominated in US dollars.

UBS Global Asset Management	21

Electronic trade entry. The funds may offer an electronic trade order entry capability to eligible institutional investors who meet certain conditions. This option is not available if your shares are held in “street name,” as described above in “Buying shares.” For more information about this option and its availability, contact your investment professional at your financial intermediary, or contact the transfer agent at 1-888-547 FUND.

Selling shares
You may sell your shares through financial intermediaries that are authorized to accept redemption requests. If you sell your shares through a financial intermediary who holds them in its own name on your behalf (in “street name”), the financial intermediary is then responsible for sending the order to the transfer agent. You may not call the funds’ transfer agent directly if your shares are held in “street name,” but should direct all your requests to buy, sell or exchange shares directly to your financial intermediary.

Orders to sell shares received by the funds’ transfer agent before 9:00 a.m. (Eastern time) will normally be executed as of 9:00 a.m. (Eastern time). Orders received after 9:00 a.m. (Eastern time) but before noon (Eastern time) will normally be executed as of noon (Eastern time). UBS Select Tax-Free Investor Fund does not accept redemption orders received after noon (Eastern time). For UBS Select Prime Investor Fund and UBS Select Treasury Investor Fund, orders received after noon (Eastern time) but before 2:30 p.m. (Eastern time) will normally be executed as of 2:30 p.m. (Eastern time). For UBS Select Prime Investor Fund and UBS Select Treasury Investor Fund, orders received after 2:30 p.m. (Eastern time) but before 5:00 p.m. (Eastern time) will normally be executed as of 5:00 p.m. (Eastern time).

As noted above under “Buying shares,” a fund may advance the time for the transfer agent’s receipt of orders to sell shares (e.g., days on which securities markets close early prior to a national holiday).

Your sales proceeds will be paid in cash. Proceeds from the sale will be wired to one or more accounts you have designated, normally on the business day the sale order is accepted. If you sell all the shares you own, dividends accrued for the month to date will be paid in federal funds and wired on the same day to the accounts noted above.

If the transfer agent receives your order to sell shares late in the day, it will process your order and initiate a wire. However, your bank account or your account at your financial intermediary may not receive the proceeds in a timely manner if a Federal Reserve Bank is experiencing delay in transfer of funds. Neither the funds, UBS Global AM, UBS Global AM (US), a financial intermediary nor the transfer agent is responsible for the performance of a bank or any of its intermediaries.

The transfer agent will process orders to sell shares only if you have on file with it a properly completed account application with a signature guarantee (if you have previously completed one in connection with a direct purchase of fund shares), or other authentication acceptable to the transfer agent. The account application requires you to designate

22	UBS Global Asset Management

the account(s) for wiring sales proceeds. You must submit any change in the designated account(s) for sale proceeds in a form acceptable to the transfer agent. The transfer agent will not place the sales order if the information you provide does not correspond to the information on your application or account records.

A signature guarantee may be obtained from a financial institution, broker, dealer or clearing agency that is a participant in one of the medallion programs recognized by the Securities Transfer Agents Association. These are: Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). The transfer agent will not accept signature guarantees that are not part of these programs.

If you have additional questions on selling shares, you should contact your investment professional at your financial intermediary or call the transfer agent at 1-888-547 FUND.

Exchanging shares
You may exchange shares of a fund for shares of the other funds.

While the funds do not impose a minimum on initial purchases made through an exchange of shares, your financial intermediary may. Please discuss any applicable minimums with your financial intermediary. All exchanges are based upon the net asset value that is next calculated after the fund receives your order.

Exchange orders for each fund are normally accepted up until noon (Eastern time) for UBS Select Tax-Free Investor Fund and 5:00 p.m. (Eastern time) for UBS Select Prime Investor Fund and UBS Select Treasury Investor Fund. Exchange orders received after those times will not be effected, and you or your financial intermediary will have to place an exchange order before those times on the following business day if you still wish to effect an exchange. If you exchange all your fund shares, the dividends accrued on those shares for the month to date will also be invested in the shares of the other fund into which the exchange is made.

You can place an exchange order through a financial intermediary. The financial intermediary is then responsible for sending the order to the transfer agent. You may not call the funds’ transfer agent directly if your shares are held in “street name,” but should direct all your requests to buy, sell or exchange shares directly to your financial intermediary.

Shareholders making their initial purchase of another fund through an exchange should allow more time. These exchange orders should be received by the transfer agent at least one half hour before the exchange order deadline to allow the transfer agent sufficient time to establish an account in the new fund. The transfer agent may not be able to effect the exchange if this extra time is not allotted.

The funds may modify or terminate the exchange privilege at any time.

UBS Global Asset Management	23

Transfer of account limitations
 If you hold your shares with UBS Financial Services Inc. or another financial intermediary, please note that if you change firms, you may not be able to transfer your fund shares to an account at the new firm. Fund shares may only be transferred to an account held with a securities dealer or other financial intermediary that has entered into an agreement with the fund’s principal underwriter. If you cannot transfer your shares to another firm, you may choose to hold the shares directly in your own name with the fund’s transfer agent, PNC Global Investment Servicing. Please contact your broker, Financial Advisor, or other firm representative for information on how to transfer your shares to the fund’s transfer agent. If you transfer your shares to the fund’s transfer agent, the fund’s principal underwriter may be named as the dealer of record and you will receive ongoing account statements from PNC Global Investment Servicing. Should you have any questions regarding the portability of your fund shares, please contact your broker, Financial Advisor or other firm representative.

Additional information about your account
You will receive a confirmation of your initial purchase of fund shares, and subsequent transactions may be reported on periodic account statements. These periodic statements may be sent monthly except that, if your only fund activity in a quarter was reinvestment of dividends, the activity may be reported on a quarterly rather than a monthly statement.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. If you do not provide the information requested, a fund may not be able to maintain your account. If a fund is unable to verify your identity or that of another person(s) authorized to act on your behalf, the fund and UBS Global AM (US) reserve the right to close your account and/or take such other action they deem reasonable or required by law. Fund shares will be redeemed and valued in accordance with the net asset value next calculated after the determination has been made to close the account.

A financial intermediary buying or selling shares for its customers is responsible for transmitting orders to the transfer agent in accordance with its customer agreements and the procedures noted above.

UBS Global AM (US) (not the funds) also may pay fees to entities that make shares of the funds available to others. The amount of these fees will be negotiated between UBS Global AM (US) and the entity.

It costs a fund money to maintain shareholder accounts. Therefore, each fund reserves the right to repurchase all shares in any account that has a net asset value of less than $500. If a fund elects to do this with your account, it will notify you that you can increase the amount invested to $500 or more within 60 days. A fund will not repurchase shares in accounts that fall below $500 solely because of a decrease in the fund’s net asset value.

Market timing
Frequent purchases and redemptions of fund shares could increase each fund’s transaction

24	UBS Global Asset Management

costs, such as market spreads and custodial fees, and may interfere with the efficient management of each fund’s portfolio, which could impact each fund’s performance. However, money market funds are generally used by investors for short-term investments, often in place of bank checking or savings accounts or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. UBS Global AM (US) anticipates that shareholders will purchase and sell fund shares frequently because each fund is designed to offer investors a liquid cash option. UBS Global AM (US) also believes that money market funds, such as the funds offered in this Prospectus, are not targets of abusive trading practices because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. For these reasons, the Board has not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to discourage excessive or short-term trading of fund shares.

Other UBS Global AM funds that are not money market funds have approved policies and procedures designed to discourage and prevent abusive trading practices. For more information about market timing policies and procedures for another UBS Global AM fund, please see that fund’s Prospectus.

Pricing and valuation
The price of fund shares is based on net asset value. The net asset value is the total value of a fund divided by the total number of shares outstanding. In determining net asset value, each master fund values its securities at their amortized cost, and each feeder fund buys the corresponding master fund’s shares at the master fund’s share price. The amortized cost method uses a constant amortization to maturity of the difference between the cost of the instrument to a fund and the amount due at maturity. Each fund’s net asset value per share is expected to be $1.00, although this value is not guaranteed.

The net asset value per share for UBS Select Prime Investor Fund and UBS Select Treasury Investor Fund is normally determined four times each business day as of the following:

•	9:00 a.m. (Eastern time);

•	noon (Eastern time);

•	2:30 p.m. (Eastern time);

•	5:00 p.m. (Eastern time).

The net asset value per share for UBS Select Tax-Free Investor Fund is normally determined three times each business day as of the following:

•	9:00 a.m. (Eastern time);

•	noon (Eastern time);

•	2:00 p.m. (Eastern time).

Your price for buying or selling shares will be based upon the net asset value that is next calculated after the fund receives your order.

UBS Global Asset Management	25

On any day that a fund determines to advance the time by which orders to buy or sell its shares must be received by the transfer agent as described above under “Buying shares,” the time for determination of the fund’s net asset value per share will be as of the same time the fund has determined to cease accepting orders to buy or sell its shares. The fund will not price its shares again on that business day even though it normally prices its shares more frequently.

Distribution and shareholder service fees
Each feeder fund has adopted a plan under rule 12b-1 that allows the fund to pay distribution fees for the sale and distribution of its shares at the annual rate of 0.25% of its average net assets. Because these fees are paid out of each feeder fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. In addition, each feeder fund has adopted a separate plan under which the fund pays for shareholder service activities at the annual rate of 0.25% of its average net assets. The aggregate fees paid by each feeder fund under both plans is 0.50% of its average net assets.

26	UBS Global Asset Management

Management

Investment advisor
UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) acts as the investment advisor and administrator for Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, which are the master funds in which the funds invest their assets. UBS Global AM also acts as the administrator for the funds. As investment advisor, UBS Global AM makes the master funds’ investment decisions. It buys and sells securities for the master funds and conducts the research that leads to the purchase and sale decisions.

UBS Global AM is a Delaware corporation with offices at One North Wacker Drive, Chicago, IL 60606 and at 51 West 52nd Street, New York, New York, 10019-6114. UBS Global AM is an investment advisor registered with the US Securities and Exchange Commission (the “SEC”). UBS Global AM is an indirect wholly owned subsidiary of UBS AG (“UBS”). As of June 30, 2007, UBS Global AM had approximately $159 billion in assets under management. UBS Global AM is a member of the UBS Global Asset Management Division, which had approximately $753.1 billion in assets under management worldwide as of June 30, 2007. UBS is an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry.

Advisory and administration fees
UBS Global AM’s contract fee for the advisory and administrative services it provides to each master fund is based on the following fee schedule:

$0 – $30 billion	0.1000%
Above $30 billion up to $40 billion	0.0975%
Above $40 billion up to $50 billion	0.0950%
Above $50 billion up to $60 billion	0.0925%
Above $60 billion	0.0900%

UBS Global AM’s contract fee for the administrative services it provides to each feeder fund is 0.10% of each feeder fund’s average daily net assets.

Master-feeder structure. UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund and UBS Select Tax-Free Investor Fund are “feeder funds” that invest all of their assets in “master funds”—Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, respectively. The feeder funds and their respective master funds have the same investment objectives.

The master funds may accept investments from other feeder funds. Each feeder fund bears the master fund’s expenses in proportion to their investment in the master fund. Each feeder fund can set its own transaction minimums, feeder fund-specific expenses and other conditions.

UBS Global Asset Management	27

This arrangement allows each feeder fund’s Trustees to withdraw the feeder fund’s assets from the master fund if they believe doing so is in the shareholders’ best interests. If the Trustees withdraw the feeder fund’s assets, they would then consider whether the feeder fund should hire its own investment advisor, invest in a different master fund or take other action.

Other information
To the extent authorized by law, each fund reserves the right to discontinue offering shares at any time, reorganize itself or to cease operations and liquidate.

28	UBS Global Asset Management

Dividends and taxes

Dividends
Each fund declares dividends daily and pays them monthly. Dividends accrued during a given month are paid on the first business day of the next month or upon the sale of all the fund shares in a shareholder’s account.

Each fund may distribute all or a portion of its short-term capital gains (if any) to the extent required to ensure that the fund maintains its federal tax law status as a regulated investment company. Each fund will also distribute all or a portion of its short-term capital gains to the extent necessary to maintain its share price at $1.00.

Shares of each fund earn dividends on the day they are purchased but do not earn dividends on the day they are sold.

You will receive dividends in additional shares unless you elect to receive them in cash. If you prefer to receive dividends in cash, contact your firm’s representative or Financial Advisor (if you purchased your shares through a financial intermediary) or the transfer agent (if you purchased your shares directly).

Taxes
The dividends that you receive from UBS Select Prime Investor Fund and UBS Select Treasury Investor Fund generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash, and are expected to be taxed as ordinary income. Such dividends are not eligible for the reduced rate of tax that may apply to certain qualifying dividends on corporate stock.

Although dividends are generally treated as taxable to you in the year they are paid, dividends declared in October, November or December but paid in January are taxable as if they were paid in December.

Shareholders not subject to tax on their income will not be required to pay tax on amounts distributed to them. If you hold fund shares through a tax-exempt account or plan such as an IRA or 401(k) plan, dividends on your shares generally will not be subject to tax until proceeds are withdrawn from the plan.

Some states and localities do not tax dividends that are attributable to interest on certain government securities under certain circumstances. However, these dividends may be subject to corporate franchise tax in some states.

Each fund will tell you annually the character of dividends for tax reporting purposes. You will not recognize any gain or loss on the sale or exchange of your fund shares as long as the fund maintains a share price of $1.00.

The dividends that you receive from UBS Select Tax-Free Investor Fund generally are not subject to federal income tax. If you are subject to alternative minimum tax, a portion of the dividends paid by

UBS Global Asset Management	29

UBS Select Tax-Free Investor Fund may be included in computing such taxes. The dividends received from UBS Select Tax-Free Investor Fund are generally subject to any applicable state taxes.

The general exemption from federal taxes for dividends paid by UBS Select Tax-Free Investor Fund will not benefit investors in tax-sheltered retirement plans or other entities or individuals not subject to federal taxes. Further, distributions by tax-sheltered retirement plans are generally taxable even if earnings are derived from tax-exempt dividends. As a result, UBS Select Tax-Free Investor Fund is generally not an appropriate investment for tax-sheltered retirement plans.

Each fund may be required to withhold a 28% federal tax on all dividends payable to you

•	if you fail to provide the fund with your correct taxpayer identification number on Form W-9 (for US citizens and resident aliens) or to make required certifications, or

•	if you have been notified by the IRS that you are subject to backup withholding.

Taxable distributions to non-residents may be subject to a 30% withholding tax.

The above is a general and abbreviated discussion of certain tax considerations, and each investor is advised to consult with his or her own tax advisor. There is additional information on taxes in the funds’ SAI.

30	UBS Global Asset Management

Disclosure of portfolio holdings

Each fund is a “feeder fund” that invests in securities through an underlying master fund. Each fund and the corresponding master fund have the same investment objective.

The complete portfolio holdings of each master fund will be posted on the fund advisors’ website at http://www.ubs.com/1/e/globalam/america/ institutional_clients/money_market_fund.html and will be updated on a monthly basis. Under normal circumstances, portfolio holdings information as of the most recent month-end is expected to be posted approximately 15 days after the end of a month, but in any event at least one day prior to other public dissemination.

Portfolio holdings information for prior month-ends will continue to remain available on the website, along with any more current month-end information, at least until the date on which a fund files its portfolio holdings information with the SEC.

Each fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in its semiannual and annual reports to shareholders and is filed with the SEC on Form N-CSR. Each fund’s Forms N-Q and Forms N-CSR are available on the SEC’s website at http://www.sec.gov. Each fund’s Forms N-Q and Forms N-CSR may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q and semiannual and annual reports to shareholders from the funds upon request by calling 1-202-551 8090. Please consult the funds’ SAI for a description of the policies and procedures that govern disclosure of the funds’ portfolio holdings.

UBS Global Asset Management	31

Financial highlights

Prior to the date of this prospectus, the funds had not commenced operations. Accordingly, financial highlights information is not available for the funds.

32	UBS Global Asset Management

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Appendix A

Additional information regarding purchases and redemptions

The funds are open for business each day that the Federal Reserve Bank of New York, the New York Stock Exchange (“NYSE”) and the principal bond markets (as recommended by the Securities Industry and Financial Markets Association (“SIFMA”)) are open. One or more of these will be closed on the observance of the holidays listed below. In addition, UBS Select Prime Investor Fund and UBS Select Treasury Investor Fund will advance the final time by which orders to buy or sell shares must be received by the transfer agent to 2:00 p.m. (Eastern time) on those days that SIFMA has recommended that the bond markets close early. Similarly, UBS Select Tax-Free Investor Fund will advance the final time by which orders to buy shares must be received by the transfer agent to noon (Eastern time) on those days that SIFMA has recommended that the bond markets close early. (The normal deadline for redemptions for the Tax-Free Fund is noon (Eastern time).) Those days remaining through 2008 are also listed below.

Early close
Holidays (observed)	(3:00 p.m., eastern time)

Labor Day (September 3, 2007)	Friday, August 31, 2007
Columbus Day (October 8, 2007)	Friday, October 5, 2007
Veterans Day (November 12, 2007)	Friday, November 9, 2007
Thanksgiving (November 22, 2007)	Wednesday, November 21, 2007 & Friday, November 23, 2007
Christmas (December 25, 2007)	Monday, December 24, 2007
New Year’s Day (January 1, 2008)	Monday, December 31, 2007
Martin Luther King Day (January 21, 2008)	Friday, January 18, 2008
Presidents’ Day (February 18, 2008)	Friday, February 15, 2008
Good Friday (March 21, 2008)	Thursday, March 20, 2008
Memorial Day (May 26, 2008)	Friday, May 23, 2008
Independence Day (July 4, 2008)	Thursday, July 3, 2008
Labor Day (September 1, 2008)	Friday, August 29, 2008
Columbus Day (October 13, 2008)	Friday, October 10, 2008
Veterans Day (November 11, 2008)	Monday, November 10, 2008
Thanksgiving Day (November 27, 2008)	Wednesday, November 26, 2008 & Friday, November 28, 2008
Christmas (December 25, 2008)	Wednesday, December 24, 2008

In addition, each fund may suspend redemption privileges or postpone the date of payment (1) for any period (a) during which the NYSE is closed other than customary weekend and holiday closings or (b) during which trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by the fund of securities owned by it is not reasonably practicable or (b) it is not reasonably practicable for such fund fairly to determine the value of its net assets; or (3) for such other periods as the SEC may by order permit for the protection of security holders of the fund.

UBS Global Asset Management	A-1

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Privacy notice
This privacy notice is not a part of the prospectus.

UBS family of funds privacy notice

This notice describes the privacy policy of the UBS family of funds, the UBS PACE Funds and all closed-end funds managed, advised or subadvised by UBS Global Asset Management (collectively, the “Funds”). The Funds are committed to protecting the personal information that they collect about individuals who are prospective, current or former investors.

The Funds collect personal information in order to process requests and transactions and to provide customer service. Personal information, which is obtained from applications, may include name(s), address, social security number or tax identification number, bank account information, other Fund holdings and any affiliation the person has with UBS Financial Services Inc. or its subsidiaries (“Personal Information”).

The Funds limit access to Personal Information to those individuals who need to know that information in order to process transactions and service accounts. These individuals are required to maintain and protect the confidentiality of Personal Information. The Funds maintain physical, electronic and procedural safeguards to protect Personal Information.

The Funds may share Personal Information described above with their affiliates, including UBS Financial Services Inc. and UBS AG, for marketing and other business purposes, such as to facilitate the servicing of accounts.

The Funds may share Personal Information described above with a non-affiliated third party if the entity is under contract to perform transaction processing or to service and maintain shareholder accounts on behalf of the Funds and otherwise as permitted by law. Any such contract will include provisions designed to ensure that the third party will uphold and maintain privacy standards when handling Personal Information. The Funds may also disclose Personal Information to regulatory authorities as required by applicable law.

Except as described in this privacy notice, the Funds will not use Personal Information for any other purpose unless the Funds describe how such Personal Information will be used and clients are given an opportunity to decline approval of such use of Personal Information relating to them.

The Funds endeavor to keep their customer files complete and accurate. The Funds should be notified if any Personal Information needs to be corrected or updated. Please call 1-800-647 1568 with any questions or concerns regarding your Personal Information or this privacy notice.

Privacy notice
This privacy notice is not a part of the prospectus.

Ticker symbols:
UBS Select Prime Investor Fund	SPIXX
UBS Select Treasury Investor Fund	STRXX
UBS Select Tax-Free Investor Fund	SFRXX

If you want more information about the funds, the following documents are available free of charge upon request:		UBS Select Prime Investor Fund UBS Select Treasury Investor Fund UBS Select Tax-Free Investor Fund Prospectus August 28, 2007, as revised July 18, 2008

Annual/semiannual reports
Additional information about each fund’s investments will be available in the fund’s annual and semiannual reports to shareholders. Prior to the date of this prospectus, UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund and UBS Tax-Free Investor Fund had not commenced operations.

Statement of Additional Information (SAI)
The funds’ SAI provides more detailed information about the funds and is incorporated by reference into this prospectus (i.e., it is legally a part of this prospectus).

You may discuss your questions about the funds by contacting your Financial Advisor. You may obtain free copies of the funds’ annual and semiannual reports and their SAI by contacting the funds directly at 1-800-647 1568. You may also request other information about the funds and make shareholder inquiries via this number. Because of limited investor requests for the SAI and the availability of the SAI via a toll free number, the advisor has not made the SAI available on its Web site.

You will be able to review and copy information about each fund, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. Prior to the date of this prospectus, UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund and UBS Tax-Free Investor Fund had not commenced operations. You may obtain information about the operations of the SEC’s Public Reference Room by calling the SEC at 1-202-551 8090. You can get copies of reports and other information about the funds:

• For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102; or

• Free, from the EDGAR database on the SEC’s Internet Web site at http://www.sec.gov.

UBS Money Series
—UBS Select Prime Investor Fund
—UBS Select Treasury Investor Fund
—UBS Select Tax-Free Investor Fund
Investment Company Act File No. 811-08767

©2008 UBS Global Asset Management (US) Inc.
All rights reserved.
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